Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2023	Mar. 31, 2023
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 5,359,197	¥ 6,269,815
Less than 12 months Gross unrealized losses, available-for-sale securities		10,425	22,388
12 months or more Fair value, available-for-sale securities		3,968,201	3,293,501
12 months or more Gross unrealized losses, available-for-sale securities		74,667	49,029
Total Fair value, available-for-sale securities		9,327,398	9,563,316
Total Gross unrealized losses, available-for-sale securities		85,092	71,417
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		3,706,407	3,706,134
Less than 12 months Gross unrealized losses, available-for-sale securities		3,140	11,369
12 months or more Fair value, available-for-sale securities		1,425,046	1,419,222
12 months or more Gross unrealized losses, available-for-sale securities		37,720	26,127
Total Fair value, available-for-sale securities		5,131,453	5,125,356
Total Gross unrealized losses, available-for-sale securities		40,859	37,496
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		117,459	146,484
Less than 12 months Gross unrealized losses, available-for-sale securities		1,701	1,596
12 months or more Fair value, available-for-sale securities		415,568	322,224
12 months or more Gross unrealized losses, available-for-sale securities		8,673	4,032
Total Fair value, available-for-sale securities		533,027	468,708
Total Gross unrealized losses, available-for-sale securities		10,373	5,628
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		0	65,288
Less than 12 months Gross unrealized losses, available-for-sale securities		0	765
12 months or more Fair value, available-for-sale securities		138,385	293,149
12 months or more Gross unrealized losses, available-for-sale securities		711	6,524
Total Fair value, available-for-sale securities		138,385	358,437
Total Gross unrealized losses, available-for-sale securities		711	7,289
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		635,471	475,493
Less than 12 months Gross unrealized losses, available-for-sale securities		601	674
12 months or more Fair value, available-for-sale securities		139,510	250,130
12 months or more Gross unrealized losses, available-for-sale securities		927	1,587
Total Fair value, available-for-sale securities		774,981	725,623
Total Gross unrealized losses, available-for-sale securities		1,529	2,261
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	177,150	142,776
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	2,415	2,361
12 months or more Fair value, available-for-sale securities	[1]	313,447	238,858
12 months or more Gross unrealized losses, available-for-sale securities	[1]	18,668	8,946
Total Fair value, available-for-sale securities	[1]	490,597	381,634
Total Gross unrealized losses, available-for-sale securities	[1]	21,083	11,307
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		694	16,230
Less than 12 months Gross unrealized losses, available-for-sale securities		0	265
12 months or more Fair value, available-for-sale securities		33,356	22,017
12 months or more Gross unrealized losses, available-for-sale securities		1,488	601
Total Fair value, available-for-sale securities		34,050	38,247
Total Gross unrealized losses, available-for-sale securities		1,488	866
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		64,881	105,346
Less than 12 months Gross unrealized losses, available-for-sale securities		303	304
12 months or more Fair value, available-for-sale securities		98,879	43,653
12 months or more Gross unrealized losses, available-for-sale securities		1,071	147
Total Fair value, available-for-sale securities		163,761	148,999
Total Gross unrealized losses, available-for-sale securities		1,374	451
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		329,116	1,177,725
Less than 12 months Gross unrealized losses, available-for-sale securities		1,474	3,775
12 months or more Fair value, available-for-sale securities		1,364,630	635,289
12 months or more Gross unrealized losses, available-for-sale securities		5,260	763
Total Fair value, available-for-sale securities		1,693,746	1,813,014
Total Gross unrealized losses, available-for-sale securities		6,734	4,538
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		328,019	434,339
Less than 12 months Gross unrealized losses, available-for-sale securities		792	1,279
12 months or more Fair value, available-for-sale securities		39,381	68,959
12 months or more Gross unrealized losses, available-for-sale securities		150	302
Total Fair value, available-for-sale securities		367,399	503,298
Total Gross unrealized losses, available-for-sale securities		¥ 942	¥ 1,581

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥381,634 million at March 31, 2023, and ¥0 million at September 30, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.